Tax expense (Details) - GBP (£) £ in Millions		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Profit (loss) before tax		£ 3,420	£ (290)
UK corporation tax thereon at 19 per cent (2020: 19 per cent)		(650)	55
Impact of surcharge on banking profits		(212)	17
Non-deductible costs: conduct charges		(7)	(11)
Other non-deductible costs		(40)	(38)
Non-taxable income		12	53
Tax relief on coupons on other equity instruments		39	39
Tax-exempt gains on disposals		2	0
Tax losses where no deferred tax recognised		(5)	(5)
Remeasurement of deferred tax due to rate changes		1,189	440
Differences in overseas tax rates		(19)	10
Adjustments in respect of prior years		(21)	34
Tax credit		£ 288	£ 594
Applicable tax rate		19.00%	19.00%
Reduction in deferred tax asset		£ 1,005
Current and deferred tax relating to items charged directly to equity		£ 184
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits
Applicable tax rate	25.00%